Reconciliation of operating profit/(loss) to headline operating profit	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of profit before interest and taxation to headline PBIT [abstract]
Reconciliation of operating profit/(loss) to headline operating profit
31. Reconciliation of operating profit/(loss) to headline operating profit
Reconciliation of operating profit/(loss) to headline operating profit:

	2021	2020	2019
Continuing operations	£m	£m	£m
Operating profit/(loss)	1,229.0	(2,278.1)	1,295.9
Amortisation and impairment of acquired intangible assets	97.8	89.1	121.5
Goodwill impairment	1.8	2,822.9	47.7
Losses/(gains) on disposal of investments and subsidiaries	10.6	(7.8)	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.6)	(0.4)
Investment and other impairment (reversals)/charges	(42.4)	296.2	7.5
Litigation settlement	21.3	25.6	(16.8)
Gain on sale of freehold property in New York	—	—	(7.9)
Restructuring and transformation costs	145.5	80.7	153.5
Restructuring costs in relation to Covid-19	29.9	232.5	—
Headline operating profit	1,493.5	1,260.5	1,560.6
Headline operating profit is one of the metrics that management uses to assess the performance of the business. Reconciling items in the above table are components of operating profit/(loss), which are included in Note 3: Costs of Services and General Administrative Costs.